BORROWINGS (Details Narrative)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fixed interest rate	4.73%	4.73%	4.73%
Bank loan [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 608,600	RM 2,000,000
Fixed interest rate	4.53%	4.53%	4.40%
Installments	$ 4,703	RM 15,454